ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4%
	ASSET MANAGEMENT - 10.1%
12,109	Blackstone, Inc.	$ 1,692,596
1,122,894	FTAI Infrastructure, Inc.(a)	5,086,709
		6,779,305
	DATA CENTER REIT - 9.4%
15,328	Digital Realty Trust, Inc.	2,196,349
4,986	Equinix, Inc.(a)	4,065,335
		6,261,684
	ELECTRICAL EQUIPMENT - 2.1%
4,666	GE Vernova, LLC	1,424,437

	FOOD - 3.9%
900,349	Cadiz, Inc.(b)	2,638,023

	HEALTH CARE REIT - 5.9%
890,864	IQHQ Private Investment, Inc.(b),(c),(d)	2,013,353
28,271	Ventas, Inc.	1,943,914
		3,957,267
	INDUSTRIAL REIT - 3.7%
19,487	Americold Realty Trust, Inc.	418,191
53,093	Rexford Industrial Realty, Inc.	2,078,591
		2,496,782
	INFRASTRUCTURE REIT - 13.5%
23,284	American Tower Corporation	5,066,597
25,816	Crown Castle, Inc.(a)	2,690,802
5,403	SBA Communications Corporation, Class A	1,188,714
		8,946,113
	LEISURE FACILITIES & SERVICES - 8.2%
47,777	MGM Resorts International(b)	1,416,110
48,757	Wynn Resorts Ltd.	4,071,210
		5,487,320
	MORTGAGE REITS - 3.2%
113,301	AGNC Investment Corporation	1,085,424
53,664	Annaly Capital Management, Inc.	1,089,916
		2,175,340

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	COMMON STOCKS — 96.4% (Continued)
	OIL & GAS PRODUCERS - 6.8%
545,429	New Fortress Energy, Inc.(a)			$ 4,532,515

	RESIDENTIAL REIT - 5.6%
18,360	American Homes 4 Rent, Class A			694,192
13,376	Equity LifeStyle Properties, Inc.(a)			892,179
33,169	Invitation Homes, Inc.			1,155,940
8,271	Sun Communities, Inc.(a)			1,063,981
				3,806,292
	RETAIL REIT - 8.1%
149,538	Macerich Company (The)(a)			2,567,567
17,489	Simon Property Group, Inc.(a)			2,904,573
				5,472,140
	SELF-STORAGE REIT - 3.1%
11,466	CubeSmart			489,713
10,862	Extra Space Storage, Inc.(a)			1,612,898
				2,102,611
	SPECIALTY FINANCE - 5.7%
34,320	FTAI Aviation Ltd.			3,810,550

	SPECIALTY REIT - 5.3%
17,615	Iron Mountain, Inc.			1,515,595
141,282	NewLake Capital Partners, Inc.			2,027,397
				3,542,992
	TRANSPORTATION & LOGISTICS - 1.8%
11,640	Kirby Corporation(b)			1,175,756

	TOTAL COMMON STOCKS (Cost $76,208,207)			64,609,127

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 10.1%
	FOOD — 3.0%
106,684	Cadiz, Inc.	8.8750	Perpetual	2,004,592

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 10.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.4%
24,022	Digital Realty Trust, Inc. - Series L	5.2000	Perpetual	$ 483,322
7,159	EPR Properties - Series C	5.7500	Perpetual	165,230
7,078	EPR Properties - Series G	5.7500	Perpetual	146,161
12,285	Global Net Lease, Inc. - Series A	7.2500	Perpetual	274,570
1,041	Innovative Industrial Properties, Inc. - Series A	9.0000	Perpetual	25,255
1,083	Mid-America Apartment Communities, Inc. - Series I	8.500	Perpetual	60,231
15,983	Pebblebrook Hotel Trust - Series G	6.3750	Perpetual	283,059
7,307	Pebblebrook Hotel Trust - Series E	6.3750	Perpetual	125,315
592	Simon Property Group, Inc. - Series J	8.3750	Perpetual	35,520
				1,598,663
	SPECIALTY FINANCE — 1.9%
27,280	Annaly Capital Management, Inc. - Series G	9.7638	Perpetual	685,547
3,000	FTAI Aviation Ltd. - Series D	9.5000	Perpetual	77,685
6,084	FTAI Aviation Ltd. Investors, LLC Series C	8.2500	Perpetual	153,621
17,941	MFA Financial, Inc. - Series B	7.5000	Perpetual	379,093
				1,295,946
	TELECOMMUNICATIONS — 2.8%
26,505	DigitalBridge Group, Inc. - Series J	7.1250	Perpetual	622,072
30,000	DigitalBridge Group, Inc. - Series I(a)	7.1500	Perpetual	702,300
23,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	566,317
				1,890,689
	TOTAL PREFERRED STOCKS (Cost $6,062,604)			6,789,890

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
1,228,522	First American Government Obligations Fund, Class X, 4.25% (Cost $1,228,522)(e)			1,228,522

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Contracts(f)
	EQUITY OPTIONS PURCHASED - 0.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.7%
160	FTAI Aviation Ltd.(a)	JPMS	06/20/2025	$ 90	$ 1,440,000	$ 437,600
	TOTAL CALL OPTIONS PURCHASED (Cost - $318,091)
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $318,091)					437,600

	TOTAL INVESTMENTS - 109.0% (Cost $83,817,424)					$ 73,065,139
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)%					(6,037,114)
	NET ASSETS - 100.0%					$ 67,028,025

JPMS	- JP Morgan
LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of this security is held as collateral for the margin loan. The total fair value of these securities as of March 31, 2025 was $22,289,054, representing 33.3% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $2,013,353 or 3.0% of net assets.
(d)	Level 3 securities, fair value under procedures established by the Board of Trustees. The total fair value of these securities as of March 31, 2025 was $2,013,353, representing 3.0% of net assets and is illiquid.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
March 31, 2025

Shares		Fair Value
COMMON STOCKS — (2.4)%
OFFICE REIT - (2.4)%
(377,668)	Paramount Group, Inc.	$ (1,623,972)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,584,986)	$ (1,623,972)